Lord Abbett
                                     Equity
                                  Fund

                   SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996

An insured investment
designed to help you
capture capital growth
over the long term

                                                           [PHOTO OF THREE JARS]

                                     [LOGO]

                             Report to Shareholders
                   For the Six Months Ended November 30, 1996

[PHOTO]

/S/ Robert S. Dow
---------------------
Robert S. Dow
Chairman

DECEMBER 30, 1996

"...we believe our disciplined investment process will continue to uncover company-specific investment values that provide good opportunity for price appreciation and less-than-market risk ."

Lord Abbett Equity Fund completed the first half of its fiscal year on November 30, 1996. The Fund's net asset value was $20.64 per share versus $19.05 six months ago. Over the past six months, the Fund produced a total return (the percent change in net asset value assuming the reinvestment of all distributions) of 8.35%.

On December 27, 1996, the Board of Trustees of Lord Abbett Equity Fund declared a dividend of $.47 per share, a short-term capital gains distribution of $.42 per share and a long-term capital gains distribution of $1.76 per share. These distributions were reinvested on December 27, 1996 on behalf of shareholders of record on December 27, 1996. As described in the prospectus, all such distributions are reinvested in additional shares of the Fund (unless otherwise instructed) and then a "reverse split" is effected, thus retaining the same number of shares outstanding and the same total value of the shares that existed prior to the payment of the distributions. This enables shareholders to see the Fund's performance on a per-share basis. The Fund encourages shareholders to reinvest all distributions because it maintains the amount of insurance on your original investment.

The past six months saw stock market averages climb to new heights, against a background of modest economic growth, low inflation and volatile interest rates. During this period, your Fund benefited from an overweighting in financial companies. Your Fund also benefited from our in-house research team, which identified a number of non-financial stocks that performed well over the period. Relative performance was somewhat adversely affected by holdings in the consumer cyclical area. Heading into 1997, we continue to see value in the financial sector as we forecast declining long-term interest rates.

We anticipate that, through the end of this year and into 1997, the economy will slow to a growth rate of 2% or less with inflation averaging between 2 1/2%-3%. Against this backdrop, long-term interest rates should decline. While the benign interest-rate environment we expect for next year should bode well for the stock market, investors should note that many of the positive forces currently propelling the market are generally reflected in current valuations and, we believe our disciplined investment process will continue to uncover company-specific investment values that provide good opportunity for price appreciation and less-than-market risk.

We are pleased that the Fund is a part of your investment portfolio and thank you for the trust and confidence you have placed in us.

Fund Facts

A Reminder of Your Guarantee:

Participate in the stock market's potential rewards without risking the loss of your original investment in the initial offering, if held until May 31, 2000 with all dividends and distributions reinvested

Lord Abbett Equity Fund: The Insured Investment That Does Not Sacrifice Capital Growth Potential(1) While investments in both Lord Abbett Equity Fund and a Certificate of Deposit ("CD") are insured, Fund shareholders participate in the growth potential of equities. During the period shown below, Lord Abbett Equity Fund provided impressive total returns relative to the CD.

Comparison Of Change In Value Of A $10,000 Investment In Lord Abbett Equity Fund(2) And Six-Month CDs(3)

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL]

<INSERT PLOT POINTS HERE>


It is important to remember that the interest rate on a CD, unlike the Fund, is fixed and this rate and the principal, if held until maturity, are guaranteed. The Federal Deposit Insurance Corporation (FDIC) insures CDs up to $100,000. The guarantee applicable to shares of the Fund is issued by Financial Security Assurance Inc., a private company, rated Aaa by Moody's and AAA by Standard & Poor's.

SEC-Required Average Annual Rates Of Total Return At The Maximum Sales Charge Of 5.5% For The Periods Ended 12/31/96 Were:

   Life of Fund (inception: 6/1/90)       1 Year          5 Years      Life of Fund (at net asset value)
--------------------------------------------------------------------------------------------------------
         11.55%                           5.10%           11.38%                    12.51%

Unless otherwise stated, the results quoted above represent past performance based on the maximum sales charge of 5.5% and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The investment return and principal value of a Fund investment will fluctuate so that shares, on any given day or when redeemed on a day other than May 31, 2000, may be worth more or less than their original cost.

The Fund is well positioned to benefit from a slowing economic environment

The Fund Offers The Growth Potential Of Stocks With The Security Of Insurance
At 11/30/96, Lord Abbett Equity Fund was invested in a diversified portfolio of 47 equity securities.

 Lord Abbett Equity Fund's Top Five Equity Holdings                  Percent of
                                                                     Net Assets
--------------------------------------------------------------------------------
 Mobil Corp.                                                             2.85%
--------------------------------------------------------------------------------
 Corning Inc.                                                            2.72%
--------------------------------------------------------------------------------
 Cincinnati Financial Corp.                                              2.63%
--------------------------------------------------------------------------------
 Amoco Corp.                                                             2.61%
--------------------------------------------------------------------------------
 Brinker International Inc.                                              2.49%
--------------------------------------------------------------------------------
 Total                                                                  13.30%
--------------------------------------------------------------------------------
 Data as of 11/30/96.

(1) The Fund's insurance policy guarantees unconditionally and irrevocably that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, provided all dividends and distributions attributable to that share are reinvested.

(2)  Data reflects the deduction of the maximum sales charge of 5.5%.

(3) Six-month CDs were rolled over at prevailing rates. Source: Salomon Brothers and The Federal Reserve Bank.

                               Statement of Net Assets
                               November 30, 1996

                               Investment                 Shares   Market Value
--------------------------------------------------------------------------------
Investments 95.41%
--------------------------------------------------------------------------------
Common Stocks 69.26%
--------------------------------------------------------------------------------
Aerospace 2.00%                Boeing Co.                12,000   $ 1,192,500
                                                                    ----------
------------------------------------------------------------------------------
Auto Parts 1.51%               Genuine Parts Company     20,000       900,000
                                                                    ----------
------------------------------------------------------------------------------
Automobiles .97%               General Motors Corp.      10,000       576,250
                                                                    ----------
------------------------------------------------------------------------------
Banks: Money                   Chase Manhattan Corp.      8,000       756,000
Center 2.56%                   First Chicago NBD         13,070       767,863
                               Total                                1,523,863
                                                                    ----------
------------------------------------------------------------------------------
Banks: Regional                BankAmerica Corp.          4,000       412,000
2.73%                          First Union Corp.          9,000       687,375
                               KeyCorp                   10,000       523,750
                               Total                                1,623,125
                                                                    ----------
------------------------------------------------------------------------------
Brokers 1.15%                  Dean Witter,
                               Discover & Co.            10,000       683,750
                                                                    ----------
------------------------------------------------------------------------------
Chemicals                      Dow Chemical Co.           3,000       251,250
3.99%                          Rohm & Haas Co.           18,000     1,433,250
                               Union Carbide Corp.       15,000       691,875
                               Total                                2,376,375
                                                                    ----------
------------------------------------------------------------------------------
Communications
Equipment 2.72%                Corning Inc.              40,000     1,620,000
                                                                    ----------
------------------------------------------------------------------------------
Containers 1.37%               Sonoco Products Co.       30,000       817,500
                                                                    ----------
------------------------------------------------------------------------------
Data Processing
Equipment .20%                 Seagate Technology Inc.    3,000       118,500
                                                                    ----------
------------------------------------------------------------------------------
Drugs/Health Care              Baxter International Inc. 15,000       637,500
Products                       Bristol-Myers Squibb
6.23%                          Company                    5,000       568,750
                               Lilly, Eli & Co.          14,000     1,071,000
                               Warner-Lambert Co.        20,000     1,430,000
                               Total                                3,707,250
                                                                    ----------
------------------------------------------------------------------------------
Electric Power                 Central & South
3.16%                          West Corp.                30,000       802,500
                               CINergy Corp.             20,000       670,000
                               SCANA Corp.               15,000       408,750
                               Total                                1,881,250
                                                                    ----------
------------------------------------------------------------------------------
Electrical Equipment
2.28%                          Emerson Electric Co.      13,800     1,354,125
                                                                    ----------
------------------------------------------------------------------------------
Food 3.19%                     CPC International Inc.    10,500       874,125
                               Heinz H.J. Co.            27,000     1,022,625
                               Total                                1,896,750
                                                                    ----------
------------------------------------------------------------------------------
Furniture and
Appliances .84%                Whirlpool Corp.           10,000       500,000
                                                                    ----------
------------------------------------------------------------------------------
Household Products             James River Corp.         10,000       320,000
2.76%                          Kimberly Clark Corp.      13,500     1,319,625
                               Total                                1,639,625
                                                                    ----------
------------------------------------------------------------------------------
Insurance 8.56%                Chubb Corp.                6,000       325,500
                               Cincinnati Financial
                                 Corp.                   26,000     1,566,500
                               Jefferson-Pilot Corp.     15,000       873,750


                                                        Shares or
                                                        Principal
                               Investment                Amount     Market Value
================================================================================


                               SAFECO Corp.              20,000   $   832,500
                               The Progressive
                               Corporation               13,500       941,625
                               Transamerica Corp.         7,000       555,625
                               Total                                5,095,500
                                                                    ----------
------------------------------------------------------------------------------
Machinery:
Diversified 1.87%              Deere & Co.               25,000     1,115,625
                                                                    ----------
------------------------------------------------------------------------------
Miscellaneous                  Minnesota Mining
1.83%                          & Mfg. Co.                13,000     1,088,750
                                                                    ----------
------------------------------------------------------------------------------
Natural Gas:
Diversified 1.04%              Sonat Inc.                12,000       621,000
                                                                    ----------
------------------------------------------------------------------------------
Oil: Domestic 2.61%            Amoco Corp.               20,000     1,552,500
                                                                    ----------
------------------------------------------------------------------------------
Oil: International
2.85%                          Mobil Corp.               14,000     1,694,000
                                                                    ----------
------------------------------------------------------------------------------
Restaurants 2.49%              Brinker International
                                Inc.*                    80,000     1,480,000
                                                                    ----------
------------------------------------------------------------------------------
Retail 3.74%                   Dillard Department
                               Stores Inc.               40,000     1,225,000
                               Jostens Inc.              47,000       998,750
                               Total                                2,223,750
                                                                    ----------
------------------------------------------------------------------------------
Telecommunications
2.05%                          MCI Communications Corp.  40,000     1,220,000
                                                                    ----------
------------------------------------------------------------------------------

Tire and Rubber                Cooper Tire &
Goods 2.06%                    Rubber Company             3,000        61,500
                               Goodyear Tire &
                               Rubber Co.                24,000     1,164,000
                               Total                                1,225,500
                                                                    ----------
------------------------------------------------------------------------------
Tobacco 2.50%                  American Brands Inc.      16,000       764,000
                               Philip Morris Inc.         7,000       721,875
                               Total                                1,485,875
                                                                    ----------
------------------------------------------------------------------------------
                               Total Investments in
                               Common Stocks
                               (Cost $33,428,183)                  41,213,363
==============================================================================
U.S. Government Obligations 26.15%
==============================================================================
                               U.S. Treasury Bonds
                               Strips due 5/15/2000
                               (Cost $14,067,442)        18,900M   15,560,016
==============================================================================
Other Assets, Less Liabilities 4.59%
==============================================================================
Short-term Investments, at Cost
                               Ford Motor Credit Co.
                               5.40% due 12/2/1996        1,800M    1,800,000

                               General Electric
                               Capital Corp.
                               5.35% due 12/3/1996        1,200M    1,200,000

                               Total                                3,000,000
------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                             (264,285)
                                                                    ----------
------------------------------------------------------------------------------
                               Total Other Assets,
                               Less Liabilities                     2,735,715
==============================================================================
Net Assets 100.00%                                                $59,509,094
==============================================================================
                               Net asset value
                               ($59,509,094 / 2,883,305
                               shares outstanding)                $     20.64
*Non-income producing.
See Notes to Financial Statements.

                                Portfolio Changes



Issues added to or eliminated from the portfolio (exclusive of U.S. Government obligations and short-term investments) during the six months ended November 30, 1996
                                   Additions+

Aetna Inc.                         EMC Corp.                        Philip Morris Inc.
American Brands Inc.               First Union Corp.                Rohm & Haas Co.
Brinker International Inc.         Ford Motor Co.                   SAFECO Corp.
Bristol-Myers Squibb Company       Goodyear Tire & Rubber Co.       SCANA Corp.
Central & South West Corp.         Heinz H.J. Co.                   Seagate Technology Inc.
Cincinnati Financial Corp.         Intel Corp.                      Tambrands Inc.
Corning Inc.                       Jostens Inc.                     Warner-Lambert Co.
CPC International Inc.             Kimberly Clark Corp.             Whirlpool Corp.
Dean Witter, Discover & Co.        Lucent Technologies Inc.

                                   Eliminations+


Aetna Inc.                         Comerica Inc.                    Imation Corp.
Ahmanson, H.F. & Co.               ConAgra Inc.                     Intel Corp.
Allegiance Corp.                   Donnelley, R.R. & Sons Co.       Lucent Technologies Inc.
American Express Co.               DTE Energy                       May Department Stores Company
AMP Inc.                           Electronic Data Systems Corp.    Merck & Co., Inc.
AT&T Corp.                         EMC Corp.                        Public Service Enterprises Group Inc.
Bank of New York                   Exxon Corp.                      RJR Nabisco
Browning-Ferris Industries Inc.    Ford Motor Co.                   Sears, Roebuck & Co.
Chevron Corp.                      Great Western Financial Corp.    Supervalu Inc.
CIGNA Corp.                        Hershey Foods Corp.              Tambrands Inc.
The Coastal Corporation            Hewlett-Packard Co.              VF Corp.

+ Includes securities previously classified in the Investment Portfolio under "Other".


                               Statement of Operations

Investment Income                                                                Six Months Ended November 30, 1996
====================================================================================================================
Income        Interest                                                                     $   665,635
              Dividends                                                                        478,709
              Total income                                                                               $ 1,144,344
              ------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                                   182,238
              Insurance                                                                         73,922
              12b-1 distribution plan                                                           71,341
              Shareholder servicing                                                             51,000
              Audit and tax                                                                     16,998
              Reports to shareholders                                                            9,000
              Other                                                                              6,708
              Total expenses                                                                                 411,207
              ------------------------------------------------------------------------------------------------------
              Net investment income                                                                          733,137
              ------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
====================================================================================================================
Realized gain from investment transactions

              Proceeds from sales                                                           15,936,767
              Cost of investments sold                                                      14,062,290
              Net realized gain                                                              1,874,477
              ------------------------------------------------------------------------------------------------------

Unrealized appreciation of investments                                                       1,988,959
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                            3,863,436
--------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                     $ 4,596,573
====================================================================================================================

              See Notes to Financial Statements.

                       Statements of Changes in Net Assets

                                                                                        Six Months Ended             Year Ended
                                                                                             November 30,               May 31,
Increase (Decrease) in Net Assets                                                                   1996                   1996
=================================================================================================================================

Operations    Net investment income                                                        $     733,137           $  1,506,055
              Net realized gain from investment transactions                                   1,874,477              7,816,528
              Net unrealized appreciation (depreciation) of investments                        1,988,959               (784,689)
              Net increase in net assets resulting from operations                             4,596,573              8,537,894
              -------------------------------------------------------------------------------------------           -------------
Undistributed net investment income included in price of shares reacquired                       (66,153)               (96,646)
---------------------------------------------------------------------------------------------------------           -------------
Distributions to shareholders from:
              Net investment income                                                                   --               (700,109)
              Net realized gain from investment transactions                                          --             (5,123,521)
              Total distributions                                                                     --             (5,823,630)
---------------------------------------------------------------------------------------------------------           -------------
Share transactions:
              Net asset value of 351,669 shares issued to shareholders in reinvestment of
              net investment income and realized gain from investment transactions                    --              5,823,630
              Cost of 127,785 and 325,827 shares reacquired, respectively                     (2,372,208)            (5,807,208)
              Reverse share split of 0 and 351,669 shares, respectively                               --                     --
              Increase (decrease) in net assets derived from share transactions
              (net decrease of 127,785 and 325,827 shares, respectively)                      (2,372,208)                16,422
              -------------------------------------------------------------------------------------------           -------------
Increase in net assets                                                                          2,158,212             2,634,040
---------------------------------------------------------------------------------------------------------           -------------
Net Assets
              Beginning of period                                                              57,350,882            54,716,842
              -------------------------------------------------------------------------------------------           -------------
              End of period (including undistributed net investment income
                of $1,898,257 and $1,231,273, respectively)                                $   59,509,094          $ 57,350,882
             ====================================================================================================================

              See Notes to Financial Statements.

              Financial Highlights

                                                     Six Months
                                                          Ended                                               Year Ended May 31,
                                                     November 30, --------------------------------------------------------------
Per Share Operating Performance:                            1996         1996         1995         1994        1993        1992
================================================================================================================================
Net asset value, beginning of period                    $  19.05     $  16.40     $  14.04     $  13.26    $  11.61    $  10.62
      -----------------------------------------------------------   ------------------------------------------------------------
      Income from investment operations
      Net investment income                                  .25          .47          .36          .31         .32         .34
      Net realized and unrealized gain on investments       1.34         2.18         2.00          .47        1.33         .65
      Total from investment operations                      1.59         2.65         2.36          .78        1.65         .99
      -----------------------------------------------------------   ------------------------------------------------------------
      Distributions
      Dividends from net investment income                    --         (.22)        (.34)        (.28)       (.34)       (.34)
      Distributions from capital gains                        --        (1.61)       (1.25)       (1.18)       (.78)      (.215)
      Total distributions                                     --        (1.83)       (1.59)       (1.46)      (1.12)      (.555)
      Reverse share split                                     --         1.83         1.59         1.46        1.12        .555
      -----------------------------------------------------------   ------------------------------------------------------------
Net asset value, end of period                          $  20.64     $  19.05     $  16.40     $  14.04    $  13.26    $  11.61
-----------------------------------------------------------------   ------------------------------------------------------------
Total Return*                                               8.35%+      16.16%       16.81%        5.88%      14.21%       9.32%
================================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of period (000)                   $ 59,509     $ 57,351     $ 54,717     $ 53,014    $ 57,122    $ 58,358
      -----------------------------------------------------------   ------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                            0.73%+       1.50%        1.80%        1.80%       1.80%       1.80%
      Expenses, excluding waiver                            0.73%+       1.50%        1.81%        1.96%       2.25%       2.12%
      Net investment income                                 1.30%+       2.63%        2.48%        2.19%       2.57%       3.09%
      Portfolio turnover rate                              24.33%       66.48%       35.12%       50.77%      52.29%      24.43%
      Average commissions per share paid on equity
        transactions$                                       .066     $   .065     $   .067          n/a         n/a         n/a
      ==========================================================================================================================

*    Total return does not consider the effects of sales loads.

+    Not annualized.

     See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Equity Fund (the "Company") was organized as a Massachusetts business trust on January 19, 1990 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies of the Company. (a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from security transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. (d) A portion of the cost of repurchases of shares of beneficial interest, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by repurchases of shares. (e) Discounts on U.S. Treasury Bond Strips are accrued to maturity. The constant yield method is used. (f) Reverse Share Splits - The Trustees may authorize reverse share splits immediately after, and of a size so as to exactly offset, the payment of dividends and distributions. After taking into account the reverse share split, a shareholder reinvesting dividends and distributions will hold exactly the same number of shares as owned prior to the distribution and reverse share split. A shareholder electing to receive dividends and distributions in cash will have fewer shares than previously owned.

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which it supplies the Company with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Company. The management fee paid is based on average daily net assets at the rate of .65% per annum. Certain of the Company's officers and trustees have an interest in Lord Abbett. The Company adopted a Rule 12b-1 Plan which provides for the payment of .25% of the average daily net asset value of shares of the Company.

3. Paid In Capital

At November 30, 1996, paid in capital aggregated $41,833,769.

4. Purchases and Sales of Securities

Purchases and sales of investment securities (other than U.S. Government obligations and short-term securities) aggregated $12,970,931 and $15,936,767, respectively. As of November 30, 1996, net unrealized appreciation for federal income tax purposes aggregated $9,227,753 of which $9,486,530 related to appreciated securities and $258,777 related to depreciated securities. The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

5.   Distributions

Net realized gains from investment transactions, if any, are declared and distributed in December to shareholders. Accumulated undistributed net realized gain at November 30, 1996 for financial reporting purposes, aggregated $6,549,315. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

The Trustees of the Company declared the following reverse share splits:


                                Declaration
                                        Date                  Rate
--------------------------------------------------------------------------------
                                    12/26/91            .949909748
                                    12/29/92            .909750201
                                    12/28/93            .896600567
                                    12/28/94            .889583333
                                    12/27/95            .900489396
                                    12/27/96            .872289157
--------------------------------------------------------------------------------

6. Insurance

The Company has entered into an agreement with Financial Security Assurance Inc. ("Financial Security"), pursuant to which Financial Security has guaranteed unconditionally and irrevocably to the Company that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, provided that all dividends and distributions attributable to that share are reinvested. Insurance expense includes an annual premium equal to .50% of the total amount guaranteed.

7. Trustees' Remuneration

The Trustees of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Trustees' fees and outside Trustees' retirement costs are allocated among all funds in the Lord Abbett group based on net assets of each fund. The Trustees' fees accrued during the period were $630 (exclusive of expenses), a portion of which has been deemed invested in shares of other funds in the Lord Abbett group under a deferred compensation plan contemplating future payment of the value of those shares. As of November 30, 1996, the aggregate amount in Trustees' accounts maintained under the plan was $22,820.


Copyright (C) 1997 by Lord Abbett Equity Fund, 767 Fifth Avenue, New York, NY10153-0203

This publication is intended for the general information of shareholders of Lord Abbett Equity Fund only. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

                           Investing in the
         Lord Abbett
                                              Family of Funds


------------------------------------------------------------------------------------------------------------------------------------
GROWTH
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              INCOME
------------------------------------------------------------------------------------------------------------------------------------
Aggressive        Growth            Growth &            Balanced            Income                Tax-Free           Money
Growth Funds      Funds             Income Funds        Fund                Funds                 Income Funds       Market Fund

International     Mid-Cap           Affiliated Fund     Balanced Series     U.S. Government       o National         U.S. Government
Series            Value Fund                                                Securities Series*    o California       Securities
                                    Growth &                                                      o Connecticut      Money Market
Developing        Global Fund-      Income Series                           Bond-Debenture        o Florida          Fund*+
Growth Fund       Equity Series                                             Fund                  o Georgia
                                    Research Fund-                                                o Hawaii
Research Fund-                      Large-Cap                               Global Fund-          o Michigan
Small-Cap                           Series                                  Income Series         o Minnesota
Series                                                                                            o Missouri
                                                                            Limited Duration      o New Jersey
                                                                            U.S. Government       o New York
                                                                            Securities Series*    o Pennsylvania
                                                                                                  o Texas
                                                                                                  o Washington



Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your financial adviser provides value in helping you identify and understand your investment objectives and, ultimately, offering fund
recommendations   suitable  for  your  individual   needs.

For more complete information about any Lord Abbett fund, including charges and expenses, call your financial adviser or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.



When you invest in a family of funds, you benefit from:

Diversification. You and your financial adviser can diversify your investments between equity and income funds.

 Flexibility. As your investment goals change, your financial adviser can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 28 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your financial adviser to help you customize your investment plan.

Numbers to Keep Handy

For Literature:
800-874-3733

For Shareholder Account or
Statement Inquiries:
800-821-5129

For More Information:
800-426-1130

Visit our Web site:
http://www.lordabbett.com

* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ There can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

[LOGO]  LORD, ABBETT & CO.
        Investment Management
A Tradition of Performance Through Disciplined Investing






LORD ABBETT DISTRIBUTOR LLC
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